Earnings Per Unit	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Unit

Note 11—Earnings Per Unit

Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit is computed by adjusting the average number of units outstanding for the dilutive effect, if any, of unit equivalents. The Company uses the treasury stock method to determine the dilutive effect.

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income (loss):

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended June 30, 2012:
Net income:
Allocated to units	$237,086
Allocated to unvested restricted units	(2,232)

	$234,854

Net income per unit:
Basic net income per unit		197,507	$1.19
Dilutive effect of unit equivalents		653	—

Diluted net income per unit		198,160	$1.19

Three months ended June 30, 2011:
Net income:
Allocated to units	$237,109
Allocated to unvested restricted units	(2,475)

	$234,634

Net income per unit:
Basic net income per unit		175,035	$1.34
Dilutive effect of unit equivalents		762	(0.01)

Diluted net income per unit		175,797	$1.33

Six months ended June 30, 2012:
Net income:
Allocated to units	$230,884
Allocated to unvested restricted units	(2,735)

	$228,149

Net income per unit:
Basic net income per unit		195,382	$1.17
Dilutive effect of unit equivalents		657	(0.01)

Diluted net income per unit		196,039	$1.16

Six months ended June 30, 2011:
Net loss:
Allocated to units	$(209,573)
Allocated to unvested restricted units	(2,439)

	$(212,012)

Net loss per unit:
Basic net loss per unit		169,104	$(1.25)
Dilutive effect of unit equivalents		—	—

Diluted net loss per unit		169,104	$(1.25)

There were no anti-dilutive unit equivalents for the three months or six months ended June 30, 2012, or the three months ended June 30, 2011. Basic units outstanding excludes the effect of weighted average anti-dilutive unit equivalents related to approximately 2 million unit options and warrants for the six months ended June 30, 2011. All equivalent units were anti-dilutive for the six months ended June 30, 2011.

Note 12—Earnings Per Unit

Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit is computed by adjusting the average number of units outstanding for the dilutive effect, if any, of unit equivalents. The Company uses the treasury stock method to determine the dilutive effect.

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for income (loss) from continuing operations:

	Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2011:
Income from continuing operations:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)

	$433,700

Income per unit:
Basic income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)

Diluted income per unit		172,729	$2.51

Year ended December 31, 2010:
Loss from continuing operations:
Allocated to units	$(114,288)
Allocated to unvested restricted units	—

	$(114,288)

Loss per unit:
Basic loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		—	—

Diluted loss per unit		142,535	$(0.80)

Year ended December 31, 2009:
Loss from continuing operations:
Allocated to units	$(295,841)
Allocated to unvested restricted units	—

	$(295,841)

Loss per unit:
Basic loss per unit		119,307	$(2.48)
Dilutive effect of unit equivalents		—	—

Diluted loss per unit		119,307	$(2.48)

There were no anti-dilutive unit equivalents for the year ended December 31, 2011. Basic units outstanding excludes the effect of weighted average anti-dilutive unit equivalents related to approximately 2 million unit options and warrants for each of the years ended December 31, 2010, and December 31, 2009. All equivalent units were anti-dilutive for the years ended December 31, 2010, and December 31, 2009, respectively.